Mortgage Notes Payable (Schedule of Mortgage Notes Payable) (Details) $ in Thousands	Dec. 31, 2016 USD ($) property	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Deferred financing costs, net of accumulated amortization	$ (3,100)	$ (4,700)
Mortgage notes payable, net of deferred financing costs	$ 126,585	127,251
Mortgage notes payable and premium, net
Debt Instrument [Line Items]
Encumbered Properties | property	5
Outstanding Loan Amount	$ 127,833	$ 128,945
Effective Interest Rate	4.76%	4.76%
Deferred financing costs, net of accumulated amortization	$ (1,248)	$ (1,694)
Mortgage notes payable, net of deferred financing costs	$ 126,585	127,251
Mortgage notes payable and premium, net | Liberty Crossing
Debt Instrument [Line Items]
Encumbered Properties | property	1
Outstanding Loan Amount	$ 11,000	$ 11,000
Effective Interest Rate	4.66%	4.66%
Mortgage notes payable and premium, net | San Pedro Crossing
Debt Instrument [Line Items]
Encumbered Properties | property	1
Outstanding Loan Amount	$ 17,985	$ 17,985
Effective Interest Rate	3.79%	3.79%
Mortgage notes payable and premium, net | Tiffany Springs
Debt Instrument [Line Items]
Encumbered Properties | property	1
Outstanding Loan Amount	$ 33,802	$ 33,802
Effective Interest Rate	3.92%	3.92%
Mortgage notes payable and premium, net | Shops at Shelby Crossing
Debt Instrument [Line Items]
Encumbered Properties | property	1
Outstanding Loan Amount	$ 23,403	$ 23,781
Effective Interest Rate	4.97%	4.97%
Mortgage notes payable and premium, net | Patton Creek
Debt Instrument [Line Items]
Encumbered Properties | property	1
Outstanding Loan Amount	$ 41,643	$ 42,377
Effective Interest Rate	5.76%	5.76%